Revenue and Capitalized Contract Costs (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of New Accounting Pronouncement
The following tables compare the select reported consolidated statements of operations and cash flows line items to the amounts had the previous guidance been in effect (in thousands):

Consolidated Statements of Operations and Comprehensive Loss

	Year ended December 31, 2019			Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)
Recurring and other revenue	$1,155,981	$1,038,788	$117,193	$1,050,441	$950,661	$99,780
Service and other sales revenue	—	66,542	(66,542)	—	46,177	(46,177)
Activation fees	—	8,117	(8,117)	—	9,705	(9,705)
Total revenues	1,155,981	1,113,447	42,534	1,050,441	1,006,543	43,898
Operating expenses	369,285	419,041	(49,756)	355,813	385,672	(29,859)
Depreciation and amortization	543,440	390,733	152,707	514,082	367,879	146,203
Loss from operations	(142,117)	(81,700)	(60,417)	(242,059)	(169,613)	(72,446)
Income tax (benefit) expense	1,313	3,142	(1,829)	(1,611)	806	(2,417)
Net loss	(395,756)	(337,168)	(58,588)	(467,914)	(397,885)	(70,029)

Consolidated Statements of Cashflows

	Year ended December 31, 2019			Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)

Cash flows from operating activities:
Net loss	$(395,756)	$(337,168)	$(58,588)	$(467,914)	$(397,885)	$(70,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized contract costs	437,285	—	437,285	398,174	—	398,174
Amortization of subscriber acquisition costs	—	284,574	(284,574)	—	251,971	(251,971)
Changes in operating assets and liabilities:
Capitalized contract costs – deferred contract costs	(533,504)	—	(533,504)	(499,252)	—	(499,252)
Subscriber acquisition costs – deferred contract costs	—	(483,748)	483,748	—	(469,393)	469,393
Accrued expenses and other current liabilities	24,899	26,727	(1,828)	91,469	93,886	(2,417)
Deferred revenue	128,624	171,163	(42,539)	172,905	216,803	(43,898)
Net cash used in operating activities	$(221,592)	$(221,592)	$—	$(220,499)	$(220,499)	$—